Leases - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 4,974
2023	4,322
2024	3,046
2025	815
Total lease payments	13,157
Less: imputed interest	(898)
Present value of lease liability	$ 12,259